Right-of-use assets (Details) - Schedule of Balance Sheet - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Abstract]
Right-of-use assets, net	$ 7,087
Operating lease liabilities - current	2,495
Operating lease liabilities - non-current	4,592
Total operating lease liabilities	$ 7,087